BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.2%
Lumen Technologies Inc.	64,100	$871,119

Media - 3.4%
Comcast Corp., Class A Shares	292,800	16,695,456
Discovery Inc., Class A Shares	10,300	316,004	*
Fox Corp., Class A Shares	27,800	1,032,214
Interpublic Group of Cos. Inc.	18,400	597,816
Omnicom Group Inc.	17,700	1,415,823

Total Media		20,057,313

TOTAL COMMUNICATION SERVICES		20,928,432

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
Gentex Corp.	15,600	516,204
Lear Corp.	3,800	666,064

Total Auto Components		1,182,268

Automobiles - 1.8%
Ford Motor Co.	320,700	4,765,602	*
General Motors Co.	91,800	5,431,806	*

Total Automobiles		10,197,408

Distributors - 0.5%
Genuine Parts Co.	11,900	1,504,993
LKQ Corp.	25,000	1,230,500	*

Total Distributors		2,735,493

Diversified Consumer Services - 0.1%
Service Corp. International	14,400	771,696

Hotels, Restaurants & Leisure - 0.0%††
Hyatt Hotels Corp., Class A Shares	3,300	256,212	*

Household Durables - 1.9%
DR Horton Inc.	30,100	2,720,137
Lennar Corp., Class A Shares	22,700	2,255,245
Mohawk Industries Inc.	5,800	1,114,702	*
Newell Brands Inc.	34,800	955,956
NVR Inc.	200	994,660	*
PulteGroup Inc.	22,100	1,205,997
Tempur Sealy International Inc.	6,700	262,573
Toll Brothers Inc.	6,700	387,327
Whirlpool Corp.	5,100	1,111,902

Total Household Durables		11,008,499

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 0.7%
eBay Inc.	56,800	$3,987,928

Leisure Products - 0.2%
Brunswick Corp.	6,300	627,606
Polaris Inc.	3,900	534,144

Total Leisure Products		1,161,750

Multiline Retail - 2.0%
Dollar Tree Inc.	19,300	1,920,350	*
Target Corp.	41,200	9,959,688

Total Multiline Retail		11,880,038

Specialty Retail - 5.1%
Advance Auto Parts Inc.	5,500	1,128,270
AutoNation Inc.	7,200	682,632	*
AutoZone Inc.	1,500	2,238,330	*
CarMax Inc.	6,300	813,645	*
Dick’s Sporting Goods Inc.	3,800	380,722
Home Depot Inc.	23,700	7,557,693
Lowe’s Cos. Inc.	60,300	11,696,391
O’Reilly Automotive Inc.	5,900	3,340,639	*
Tractor Supply Co.	6,400	1,190,784
Williams-Sonoma Inc.	4,900	782,285

Total Specialty Retail		29,811,391

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc.	13,000	242,710
Skechers U.S.A. Inc., Class A Shares	7,600	378,708	*

Total Textiles, Apparel & Luxury Goods		621,418

TOTAL CONSUMER DISCRETIONARY		73,614,101

CONSUMER STAPLES - 4.5%
Beverages - 0.1%
Molson Coors Beverage Co., Class B Shares	12,800	687,232	*

Food & Staples Retailing - 0.6%
Casey’s General Stores Inc.	2,900	564,456
Walgreens Boots Alliance Inc.	55,200	2,904,072

Total Food & Staples Retailing		3,468,528

Food Products - 1.6%
Archer-Daniels-Midland Co.	45,600	2,763,360
Bunge Ltd.	11,500	898,725
JM Smucker Co.	7,000	906,990
Kraft Heinz Co.	78,400	3,197,152
Tyson Foods Inc., Class A Shares	18,800	1,386,688

Total Food Products		9,152,915

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Tobacco - 2.2%
Altria Group Inc.	63,000	$3,003,840
Philip Morris International Inc.	99,400	9,851,534

Total Tobacco		12,855,374

TOTAL CONSUMER STAPLES		26,164,049

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Cheniere Energy Inc.	20,800	1,804,192	*
Continental Resources Inc.	30,100	1,144,703
EOG Resources Inc.	48,000	4,005,120
Exxon Mobil Corp.	270,200	17,044,216
Kinder Morgan Inc.	144,700	2,637,881
Marathon Oil Corp.	46,345	631,219
Phillips 66	28,000	2,402,960
Valero Energy Corp.	26,100	2,037,888
Williams Cos. Inc.	99,900	2,652,345

TOTAL ENERGY		34,360,524

FINANCIALS - 26.7%
Banks - 15.0%
Bank of America Corp.	549,400	22,651,762
Citizens Financial Group Inc.	27,400	1,256,838
Comerica Inc.	8,900	634,926
Commerce Bancshares Inc.	7,440	554,726
Cullen/Frost Bankers Inc.	3,400	380,800
East-West Bancorp Inc.	9,100	652,379
Fifth Third Bancorp	45,600	1,743,288
JPMorgan Chase & Co.	177,000	27,530,580
KeyCorp	62,700	1,294,755
M&T Bank Corp.	7,700	1,118,887
PNC Financial Services Group Inc.	27,200	5,188,672
Regions Financial Corp.	61,600	1,243,088
Truist Financial Corp.	85,700	4,756,350
US Bancorp	95,960	5,466,841
Wells Fargo & Co.	254,900	11,544,421
Western Alliance Bancorp	6,200	575,670
Zions Bancorp NA	10,400	549,744

Total Banks		87,143,727

Capital Markets - 3.5%
Bank of New York Mellon Corp.	57,000	2,920,110
Goldman Sachs Group Inc.	21,700	8,235,801
Jefferies Financial Group Inc.	17,300	591,660

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Capital Markets - (continued)
LPL Financial Holdings Inc.	5,100	$688,398
Northern Trust Corp.	13,300	1,537,746
Raymond James Financial Inc.	8,700	1,130,130
SEI Investments Co.	9,200	570,124
State Street Corp.	22,700	1,867,756
T. Rowe Price Group Inc.	14,600	2,890,362

Total Capital Markets		20,432,087

Consumer Finance - 1.8%
Ally Financial Inc.	23,900	1,191,176
Capital One Financial Corp.	29,400	4,547,886
Discover Financial Services	17,700	2,093,733
OneMain Holdings Inc.	7,800	467,298
Synchrony Financial	37,400	1,814,648

Total Consumer Finance		10,114,741

Diversified Financial Services - 0.2%
Equitable Holdings Inc.	28,400	864,780
Voya Financial Inc.	8,200	504,300

Total Diversified Financial Services		1,369,080

Insurance - 6.2%
Aflac Inc.	45,000	2,414,700
Alleghany Corp.	900	600,363	*
Allstate Corp.	19,500	2,543,580
American Financial Group Inc.	5,600	698,432
Arch Capital Group Ltd.	25,700	1,000,758	*
Assurant Inc.	3,800	593,484
Chubb Ltd.	29,000	4,609,260
Cincinnati Financial Corp.	10,200	1,189,524
Everest Re Group Ltd.	3,000	756,030
First American Financial Corp.	5,800	361,630
Globe Life Inc.	6,000	571,500
Hartford Financial Services Group Inc.	23,100	1,431,507
Lincoln National Corp.	12,400	779,216
Loews Corp.	17,100	934,515
Markel Corp.	880	1,044,305	*
MetLife Inc.	57,700	3,453,345
Old Republic International Corp.	13,300	331,303
Principal Financial Group Inc.	17,700	1,118,463
Progressive Corp.	37,500	3,682,875
Prudential Financial Inc.	25,300	2,592,491

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Insurance - (continued)
Travelers Cos. Inc.	30,000	$4,491,300
WR Berkley Corp.	11,400	848,502

Total Insurance		36,047,083

TOTAL FINANCIALS		155,106,718

HEALTH CARE - 14.7%
Health Care Providers & Services - 11.0%
AmerisourceBergen Corp.	16,800	1,923,432
Anthem Inc.	20,500	7,826,900
Centene Corp.	33,800	2,465,034	*
Cigna Corp.	22,200	5,262,954
CVS Health Corp.	80,205	6,692,305
DaVita Inc.	9,200	1,107,956	*
HCA Healthcare Inc.	27,900	5,768,046
Henry Schein Inc.	8,200	608,358	*
Laboratory Corp. of America Holdings	8,000	2,206,800	*
McKesson Corp.	13,200	2,524,368
Molina Healthcare Inc.	4,900	1,239,994	*
Quest Diagnostics Inc.	11,000	1,451,670
UnitedHealth Group Inc.	60,285	24,140,526
Universal Health Services Inc., Class B Shares	6,400	937,152

Total Health Care Providers & Services		64,155,495

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories Inc., Class A Shares	1,900	1,224,151	*
PerkinElmer Inc.	6,500	1,003,665

Total Life Sciences Tools & Services		2,227,816

Pharmaceuticals - 3.3%
Johnson & Johnson	115,700	19,060,418

TOTAL HEALTH CARE		85,443,729

INDUSTRIALS - 9.0%
Aerospace & Defense - 1.5%
General Dynamics Corp.	23,600	4,442,936
Huntington Ingalls Industries Inc.	2,400	505,800
L3Harris Technologies Inc.	11,900	2,572,185
Textron Inc.	18,800	1,292,876

Total Aerospace & Defense		8,813,797

Air Freight & Logistics - 1.5%
Expeditors International of Washington Inc.	3,800	481,080
United Parcel Service Inc., Class B Shares	39,700	8,256,409

Total Air Freight & Logistics		8,737,489

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Building Products - 0.6%
Fortune Brands Home & Security Inc.	11,500	$1,145,515
Masco Corp.	21,600	1,272,456
Owens Corning	8,900	871,310

Total Building Products		3,289,281

Construction & Engineering - 0.1%
Quanta Services Inc.	8,600	778,902

Electrical Equipment - 0.8%
Emerson Electric Co.	33,400	3,214,416
Hubbell Inc.	4,400	822,096
Sensata Technologies Holding PLC	8,700	504,339	*

Total Electrical Equipment		4,540,851

Industrial Conglomerates - 1.6%
3M Co.	47,400	9,415,062

Machinery - 2.4%
AGCO Corp.	6,100	795,318
Cummins Inc.	12,200	2,974,482
Dover Corp.	11,900	1,792,140
ITT Inc.	7,100	650,289
Oshkosh Corp.	3,900	486,096
PACCAR Inc.	22,300	1,990,275
Parker-Hannifin Corp.	7,300	2,241,903
Pentair PLC	13,400	904,366
Snap-on Inc.	4,500	1,005,435
Westinghouse Air Brake Technologies Corp.	15,700	1,292,110

Total Machinery		14,132,414

Road & Rail - 0.2%
AMERCO	1,700	1,001,980

Trading Companies & Distributors - 0.3%
United Rentals Inc.	4,600	1,467,446	*

TOTAL INDUSTRIALS		52,177,222

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.3%
Cisco Systems Inc.	244,500	12,958,500
Juniper Networks Inc.	18,900	516,915

Total Communications Equipment		13,475,415

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	6,200	705,746	*
CDW Corp.	11,800	2,060,870
Jabil Inc.	12,000	697,440

Total Electronic Equipment, Instruments & Components		3,464,056

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
IT Services - 1.4%
Genpact Ltd.	15,400	$699,622
International Business Machines Corp.	51,900	7,608,021

Total IT Services		8,307,643

Semiconductors & Semiconductor Equipment - 5.0%
Broadcom Inc.	22,700	10,824,268
Intel Corp.	175,700	9,863,798
Micron Technology Inc.	61,900	5,260,262	*
MKS Instruments Inc.	3,200	569,440
Qorvo Inc.	6,500	1,271,725	*
Skyworks Solutions Inc.	7,100	1,361,425

Total Semiconductors & Semiconductor Equipment		29,150,918

Software - 3.4%
NortonLifeLock Inc.	33,600	914,592
Oracle Corp.	242,000	18,837,280

Total Software		19,751,872

Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co.	106,400	1,551,312
HP Inc.	106,100	3,203,159
NetApp Inc.	18,300	1,497,306

Total Technology Hardware, Storage & Peripherals		6,251,777

TOTAL INFORMATION TECHNOLOGY		80,401,681

MATERIALS - 4.0%
Chemicals - 2.0%
Celanese Corp.	9,600	1,455,360
DuPont de Nemours Inc.	30,900	2,391,969
Eastman Chemical Co.	11,100	1,295,925
FMC Corp.	10,600	1,146,920
LyondellBasell Industries NV, Class A Shares	27,500	2,828,925
Mosaic Co.	31,200	995,592
RPM International Inc.	10,600	940,008
Scotts Miracle-Gro Co.	3,600	690,912

Total Chemicals		11,745,611

Containers & Packaging - 1.3%
Amcor PLC	129,100	1,479,486
Berry Global Group Inc.	7,200	469,584	*
Crown Holdings Inc.	11,000	1,124,310
International Paper Co.	32,400	1,986,444
Packaging Corp. of America	7,700	1,042,734

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Containers & Packaging - (continued)
Sealed Air Corp.	12,500	$740,625
Sonoco Products Co.	5,400	361,260

Total Containers & Packaging		7,204,443

Metals & Mining - 0.7%
Nucor Corp.	24,800	2,379,064
Reliance Steel & Aluminum Co.	5,200	784,680
Steel Dynamics Inc.	17,300	1,031,080

Total Metals & Mining		4,194,824

TOTAL MATERIALS		23,144,878

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group Inc., Class A Shares	27,600	2,366,148	*
Jones Lang LaSalle Inc.	4,200	820,932	*

TOTAL REAL ESTATE		3,187,080

UTILITIES - 2.6%
Electric Utilities - 1.7%
Evergy Inc.	13,300	803,719
Exelon Corp.	80,300	3,558,093
FirstEnergy Corp.	34,700	1,291,187
Pinnacle West Capital Corp.	4,900	401,653
Southern Co.	67,600	4,090,476

Total Electric Utilities		10,145,128

Gas Utilities - 0.1%
UGI Corp.	16,800	778,008

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	54,700	1,426,029

Multi-Utilities - 0.5%
Public Service Enterprise Group Inc.	43,500	2,598,690

TOTAL UTILITIES		14,947,855

TOTAL COMMON STOCKS (Cost - $396,685,050)		569,476,269

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $7,738,536)	54,606	8,661,604

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $404,423,586)		578,137,873

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $5,630,961)	0.010%	5,630,961	$5,630,961	(a)

TOTAL INVESTMENTS - 100.4% (Cost - $410,054,547)			583,768,834
Liabilities in Excess of Other Assets - (0.4)%			(2,327,677)

TOTAL NET ASSETS - 100.0%			$581,441,157

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $5,630,961 and the cost was $5,630,961 (Note 2).

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$569,476,269	—	—	$569,476,269
Investments in Underlying Funds	8,661,604	—	—	8,661,604

Total Long-Term Investments	578,137,873	—	—	578,137,873

Short-Term Investments†	5,630,961	—	—	5,630,961

Total Investments	$583,768,834	—	—	$583,768,834

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate Value at September 30, 2020

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$7,446,194	7,446,194	$1,815,233	1,815,233

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$27	—	$5,630,961

12